Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Numerator
Numerator for basic and diluted earnings per share	$ 100,503	$ 109,827	$ 110,357	$ 101,435	$ 88,954	$ 119,558	$ 104,912	$ 99,015	$ 422,122	$ 412,439	$ 391,371
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									159,012	161,330	168,275
Effect of assumed conversion of 0.50% convertible notes									20	24	24
Effect of dilutive stock options granted									2,334	1,764	1,138
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									161,366	163,118	169,437
Basic earnings per share	$ 0.64	$ 0.69	$ 0.69	$ 0.64	$ 0.55	$ 0.74	$ 0.65	$ 0.61	$ 2.65	$ 2.56	$ 2.33
Diluted earnings per share	$ 0.63	$ 0.68	$ 0.68	$ 0.63	$ 0.54	$ 0.73	$ 0.64	$ 0.61	$ 2.62	$ 2.53	$ 2.31